Segment, Product and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment, Product and Geographic Information
Schedule of segment reporting

	Year Ended December 31, 2020
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)

Segment revenues	$756,522	130,760	887,282
Segment operating income (loss)	$98,687	(40,761)	57,926
Non operating loss, net			(1,054)
Consolidated profit before income taxes			$56,872
Significant noncash items:
Share-based compensation	$481	282	763
Depreciation and amortization	$5,959	17,637	23,596

	Year Ended December 31, 2021
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)

Segment revenues	$1,361,442	185,655	1,547,097
Segment operating income (loss)	$551,943	(6,922)	545,021
Non operating loss, net			(429)
Consolidated profit before income taxes			$544,592
Significant noncash items:
Share-based compensation	$424	276	700
Depreciation and amortization	$5,598	15,744	21,342

	Year Ended December 31, 2022
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)

Segment revenues	$1,042,938	158,401	1,201,339
Segment operating income (loss)	$275,275	(17,688)	257,587
Non operating income, net			18,978
Consolidated profit before income taxes			$276,565
Significant noncash items:
Share-based compensation	$1,655	1,441	3,096
Depreciation and amortization	$8,261	13,081	21,342

Schedule of segment revenues in geographic region

The following tables summarize information pertaining to the segment revenues from customers in different geographic region (based on customer’s headquarter location):

	For the year ended December 31, 2020
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)

China	$643,527	63,475	707,002
Taiwan	88,001	35,179	123,180
Other Asia Pacific (Philippines, Korea and Japan)	24,964	31,231	56,195
Europe and America	30	875	905
	$756,522	130,760	887,282

	For the year ended December 31, 2021
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)

China	$1,149,442	111,656	1,261,098
Taiwan	167,728	51,378	219,106
Other Asia Pacific (Philippines, Korea and Japan)	44,272	21,912	66,184
Europe and America	—	709	709
	$1,361,442	185,655	1,547,097

	For the year ended December 31, 2022
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)
China	$828,754	96,675	925,429
Taiwan	149,037	26,507	175,544
Other Asia Pacific (Philippines, Korea, Japan and Israel)	64,523	25,735	90,258
Europe and America	624	9,484	10,108
	$1,042,938	158,401	1,201,339

Schedule of segment revenues from major product lines

The following tables summarize information pertaining to the segment revenues from major product lines:

	For the year ended December 31, 2020
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)

Display drivers for large-sized applications	$240,789	—	240,789
Display drivers for small and medium-sized applications	515,733	—	515,733
Non-driver products	—	130,760	130,760
	$756,522	130,760	887,282

	For the year ended December 31, 2021
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)

Display drivers for large-sized applications	$397,905	—	397,905
Display drivers for small and medium-sized applications	963,537	—	963,537
Non-driver products	—	185,655	185,655
	$1,361,442	185,655	1,547,097

	For the year ended December 31, 2022
		Non-driver	Consolidated
	Driver IC	products	Total

	(in thousands)

Display drivers for large-sized applications	$263,992	—	263,992
Display drivers for small and medium-sized applications	778,946	—	778,946
Non-driver products	—	158,401	158,401
	$1,042,938	158,401	1,201,339

Schedule of carrying values of company's tangible long-lived assets

The carrying values of the Company’s property, plant and equipment are located in the following countries:

	December 31,	December 31,
	2021	2022

	(in thousands)
Taiwan	$130,951	123,361
U.S.	1,163	1,595
China	662	834
Korea	343	245
Israel	65	—
Japan	52	103
	$133,236	126,138

Schedule of revenues from significant customers

Revenues from significant customers, those representing 10% or more of total revenue for the respective periods, are summarized as follows:

	Year ended December 31,
	2020	2021	2022

	(in thousands)
Driver IC segment:
Customer A and its affiliates	$264,700	443,930	347,794
Customer C	109,911	290,578	112,231
	$374,611	734,508	460,025
Non-driver products segment:
Customer A and its affiliates	$24,963	53,153	40,400
Customer C	2,593	4,639	1,165
	$27,556	57,792	41,565

Schedule of accounts receivable from significant customers

Accounts receivable from significant customers, those representing 10% or more of total accounts receivable for the respective dates, is summarized as follows:

	December 31,	December 31,
	2021	2022

	(in thousands)
Customer A and its affiliates	$160,107	82,144
Customer C	49,806	26,838
	$209,913	108,982

Schedule of contract liabilities in relation to revenue from contracts with customers

The Company has recognized the following contract liabilities in relation to revenue from contracts with customers:

	December 31,	December 31,
	2021	2022

	(in thousands)
Contract liabilities-current	$37,663	49,167
Contract liabilities-non-current	$10,221	—